Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Estimated Fair Value of Investment in Debt Securities	The estimated fair value of the Company’s investment in debt securities at June 30, 2026 is as follows:
	Carrying amount	Fair value
Investment in debt securities	$3,534,605	$3,718,087